Long-term loans (Loans from Huaneng Group and its subsidiaries) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of long-term loans [line items]
Long-term loans	¥ 131,885,708	¥ 134,022,712
Less: Current portion of long-term loans	19,808,313	18,658,114
Non-current portion	112,077,395	115,364,598
Huaneng Group and its subsidiaries
Disclosure of long-term loans [line items]
Long-term loans	7,031,664	5,403,574
Less: Current portion of long-term loans	619,570	809,749
Non-current portion	6,412,094	4,593,825
Huaneng Group | Unsecured | RMB | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	666,190	665,225
Less: Current portion of long-term loans	24,530	0
Non-current portion	¥ 641,660	¥ 665,225
Annual interest rate	4.75	4.75
Huaneng Finance | Unsecured | RMB | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 4,281,432	¥ 3,808,800
Less: Current portion of long-term loans	468,800	413,200
Non-current portion	¥ 3,812,632	¥ 3,395,600
Annual interest rate	3.67%-4.80	4.28%-4.75
Huaneng Finance | Unsecured | RMB | Fixed rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 317,515	¥ 28,000
Less: Current portion of long-term loans	26,200	0
Non-current portion	¥ 291,315	¥ 28,000
Annual interest rate	4.02%-4.75%	4.51%-4.61
Tiancheng Financial Leasing | Secured | RMB | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 633,258	¥ 580,891
Less: Current portion of long-term loans	100,040	246,549
Non-current portion	¥ 533,218	¥ 334,342
Annual interest rate	4.42%-5.20%	4.42%-5.20
Tiancheng Financial Leasing | Secured | RMB | Fixed rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 89,060	¥ 320,658
Less: Current portion of long-term loans		150,000
Non-current portion	¥ 89,060	¥ 170,658
Annual interest rate	5.10	5.10%-6.60
Hong Kong Asset Management Co., Ltd | Unsecured | US$ | Variable rate
Disclosure of long-term loans [line items]
Long-term loans	¥ 1,044,209		$ 160,035
Non-current portion	¥ 1,044,209
Annual interest rate	2.30